Property Plant and Equipment - Additional Information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2020
Property, Plant and Equipment
Borrowing costs capitalized	€ 53.9	€ 19.7	€ 7.1
Capitalization rate (in percent)	6.05%	7.60%	5.50%
Additions for guarantee fees related to class and p class newbuild vessels			€ 7.6
Remaining useful life of PPE (in years)	17 years
Acquired vessels used term				8 years
Eneti Inc
Property, Plant and Equipment
Additions			441.5
Maximum
Property, Plant and Equipment
Salvage Value	€ 15.0
Assets under construction | Eneti Inc
Property, Plant and Equipment
Acquisition of businesses	144.0
P-Class vessels
Property, Plant and Equipment
Additions for down payments made for installation of vessels	199.0	€ 290.0	15.4
Additions			42.0
A-Class vessels
Property, Plant and Equipment
Additions for down payments made for installation of vessels	385.0	114.0
Additions			3.8
M-Class vessels
Property, Plant and Equipment
Additions for down payments made for installation of vessels	436.0	103.0
Vessel upgrades
Property, Plant and Equipment
Additions for down payments made for installation of vessels	€ 48.0	54.0
O-class vessels
Property, Plant and Equipment
Additions for down payments made for installation of vessels		€ 62.0
Operating Vessels Wind Scylla
Property, Plant and Equipment
Acquisition of businesses			206.0
Remaining useful life of PPE (in years)	17 years
Wind Zaratan
Property, Plant and Equipment
Acquisition of businesses			87.0
Remaining useful life of PPE (in years)	14 years
Wind Orca
Property, Plant and Equipment
Additions			16.0
Wind Osprey
Property, Plant and Equipment
Additions			6.8
Assets related to future projects.
Property, Plant and Equipment
Additions			€ 5.7
Drydock
Property, Plant and Equipment
Remaining useful life of PPE (in years)	5 years
Useful life of PPE	5 years
Vessels
Property, Plant and Equipment
Remaining useful life of PPE (in years)				17 years
Useful life of PPE	25 years		25 years
Acquired vessels used term	8 years
Jacking systems and main crane
Property, Plant and Equipment
Remaining useful life of PPE (in years)	3 years			3 years
Vessel Two
Property, Plant and Equipment
Useful life of PPE			14 years